ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Comprehensive Income (Loss), before Reclassification Adjustments and Tax [Abstract]
Other Comprehensive Income (Loss), Unrealized Holding Gain (Loss) on Securities Arising During Period, before Tax	$ 751	$ (2,200)	$ 21,718
Unrealized gain (loss) on derivatives	809	(1,020)	(2,902)
Retirement obligations	884	(11,014)	(5,058)
Foreign currency translation	0	50	(21)
Total	2,444	(14,184)	13,737
Other Comprehensive Income (Loss) Reclassifications before Tax [Abstract]
Unrealized gain (loss) on investment securities	234	1,505	70
Unrealized gain (loss) on derivatives	0	0	(432)
Retirement obligation	1,195	1,475	1,411
Foreign currency translation	0	0	0
Total	(961)	30	(1,773)
Transactions Pre-tax
Unrealized gain (loss) on investment securities	517	(3,705)	21,648
Unrealized gain (loss) on derivatives	809	(1,020)	(2,470)
Retirement obligation	2,079	(9,539)	(3,647)
Foreign currency translation	0	50	(21)
Total	3,405	(14,214)	15,510
Transactions Tax-effect
Unrealized gain (loss) on investment securities	(133)	1,278	(7,865)
Unrealized gain (loss) on derivatives	(301)	370	919
Retirement obligation	(834)	3,395	1,308
Foreign currency translation	0	0	0
Total	(1,268)	5,043	(5,638)
Transactions Net of tax
Unrealized gain (loss) on investment securities	384	(2,427)	13,783
Unrealized gain (loss) on derivatives	508	(650)	(1,551)
Retirement obligation	1,245	(6,144)	(2,339)
Foreign currency translation	0	50	(21)
Total	2,137	(9,171)	9,872
Balances Net of tax
Unrealized gain (loss) on investment securities	(4,549)	(4,933)	(2,506)	$ (16,289)
Unrealized gain (loss) on derivatives	(1,091)	(1,599)	(949)	602
Retirement obligation	(22,803)	(24,048)	(17,904)	(15,565)
Foreign currency translation	0	0	(50)	(29)
Total	$ (28,443)	$ (30,580)	$ (21,409)	$ (31,281)